Income Tax (Tables)	12 Months Ended
Apr. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Federal Income Tax
	2014	2013
Income tax benefit computed at the statutory rate	$702,367	$6,718
Stock-based compensation	(634,544)	—
Change in valuation allowance	(67,823)	(6,718)
Provision for income taxes	$—	$—

Schedule of Deferred Tax
	2014	2013
Deferred income tax assets
Net operating losses	$117,061	$49,238
Less: valuation allowance	(117,061)	(49,238)
Net deferred income tax assets	$—	$—